6. EQUITY TRANSACTIONS (Details - Warrant assumptions) (Warrants, USD $)	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014	Mar. 31, 2013
Warrants
Risk free interest rate, minimum		1.30%	0.86%
Risk free interest rate, maximum		2.04%	1.56%
Average expected life Minimum		5 years	5 years
Average expected life Maximum		7 years	7 years
Expected Volatility Rate, Minimum		91.20%	90.30%
Expected Volatility Rate, Maximum		98.50%	94.30%
Expected dividends	$ 0.00	$ 0	$ 0